Share-Based Payments - Changes in Numbers of Outstanding Awards for Equity-Settled Plans (Details) - 2022-2023 tranches - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENTS
Beginning of period	11,504
Adjustment based upon KPI target achievement	115	(139)
Granted	13,760	15,371
Exercised	(7,675)	(3,258)
Forfeited	(403)	(470)
Change in settlement	(471)
End of period	16,830	11,504